SCHEDULE OF NET REVENUE BY GEOGRAPHIC LOCATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total Revenues	$ 1,425,589	$ 1,724,293	$ 2,095,853	$ 1,769,440	$ 3,668,926
UNITED STATES
Total Revenues					3,667,176
Rest Of The World [Member]
Total Revenues					$ 1,750